SUPPLEMENTARY CASHFLOW INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTARY CASHFLOW INFORMATION
Trade and other receivables	€ (7,738)	€ 2,251
Prepaid expenses and other assets	(619)	(977)
Deferred revenue	354	(75)
Trade payables and other liabilities	4,312	(2,698)
Other liabilities - non-current	49	37
Changes in non-cash working capital	€ (3,642)	€ (1,462)